UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2014 through July 31, 2014

333-173202-03
(Commission File Number of issuing entity)

Honda Auto Receivables 2012-1 Owner Trust

(Exact name of issuing entity specified in its charter)

333-173202
(Commission File Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	30-6310131
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC 20800 Madrona Avenue Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒ No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2012-1 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the August 15, 2014 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2012-1 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period July 1, 2014 through July 31, 2014. The securitizer filed its most recent Form ABS-15G on January 22, 2014. The CIK number of the securitizer is 0000864270.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

For purposes of compliance with Regulation AB, the servicer discloses the following information about the Indenture Trustee, The Bank of New York Mellon.

The Indenture Trustee has been named as a defendant in civil litigation (BlackRock Allocation Target Shares: Series S Portfolio et al. v. The Bank of New York Mellon, No. 651866/2014 (N.Y.Sup. Jun. 18, 2014)), concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of institutional investors filed a civil action against the Indenture Trustee in the Supreme Court of the State of New York, New York County. Similar complaints have been filed by the same group of institutional investors against other trustees. The complaint, among other things, alleges that the Indenture Trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts, and asserts causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2012-1 Owner Trust

By: American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration and
Assistant Secretary

Date: August 15, 2014

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for August 15, 2014 distribution date.

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